Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
Thousands of $ For the years ended December 31	2025	2024
Raw materials and consumables	6,897	3,869
Inventory related to Resolve mdx used in R&D	527	-
Less provision for obsolete inventory	(683)	-
Total Inventories	6,741	3,869